Financial asset at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Disclosure Of Financial Assets At Fair Value Through Profit Or Loss Explanatory

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Investment (Note i)	5,000	11,753

(i)	Investment

Disclosure Of Reconciliation Of Changes In Fair Value Measurement Assets Explanatory
The Group invested in two investee companies in the form of ordinary shares without significant influence, which is measured at fair value through profit or loss as the Group has not elected to recognise the fair value gain or loss through other comprehensive income.
For the major assumptions used in the valuation for the investment, please refer to Note
3
.3.

	As of December 31,
	2021	2022
	RMB’000	RMB’000
At the beginning of the year (Note i)	—	5,000
Additions (Note ii)	5,000	5,000
Fair value change	—	1,753

At the end of the year	5,000	11,753

(i)
During the year ended December 31, 2021, the Group invested in a company engaging in EV charging hardware and technology industry for RMB5.0 million, and there was
no fair value change within 2021, and the fair value increased by RMB1.8 million in 2022.

(ii)	During the year ended December 31, 2022, the Group invested in a leading company committed in intelligent in-vehicle system for RMB5.0 million. There was no fair value change during 2022.